Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities	$ 1,074	$ 2,230	$ 1,368
Less than 1 year [Member]
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities	1,075	2,230
Convertible notes
1 year to 5 years [Member]
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities
Convertible notes
Carrying amount [member]
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities	1,075	2,230
Convertible notes